SHARE CAPITAL - Additional Information (Details) kr / shares in Units, $ / shares in Units, kr in Millions			1 Months Ended					3 Months Ended	12 Months Ended
	Oct. 24, 2016 $ / shares shares	Aug. 01, 2016	Dec. 31, 2017 USD ($) $ / shares shares	Oct. 31, 2017 USD ($) shares	Mar. 31, 2017 USD ($) vessel shares	Feb. 29, 2016 USD ($) $ / shares shares	Feb. 29, 2016 NOK (kr) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2013 vessel	Sep. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	Feb. 29, 2016 kr / shares	Jan. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 shares
Class of Stock [Line Items]
Common stock, value, authorized | $						$ 6,000,000							$ 7,500,000	$ 6,000,000			$ 5,000,000
Common stock, shares, authorized						600,000,000							150,000,000	120,000,000			500,000,000
Share capital, par value (in dollars per share) | $ / shares	$ 0.05		$ 0.05			$ 0.01			$ 0.05				$ 0.05	$ 0.05	$ 0.01		$ 0.01
Reverse stock split		0.2
Number of vessels acquired | vessel					16							2
Shares issued (in shares)						68,700,000	68,700,000		16,372,505
Net proceeds from share issuance | $								$ 205,400,000	$ 122,523,000	$ 205,355,000	$ 0
Proceeds from issuance of private placement | $								208,000,000
Stock issuance costs | $								$ 2,600,000
Common stock shares outstanding (in shares)			142,197,697						142,197,697	105,965,192
Private Placement [Member]
Class of Stock [Line Items]
Shares issued (in shares)									0	68,736,800
Subsequent Offering [Member]
Class of Stock [Line Items]
Shares issued (in shares)									0	2,673,858
Common Stock [Member]
Class of Stock [Line Items]
Shares issued (in shares)									36,232,505	71,430,612	18,522,116
Common stock shares outstanding (in shares)			142,197,697						142,197,697	105,965,192	34,535,128							16,024,310
Common Stock [Member] | Equity Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of shares | $				$ 66,000,000	$ 60,000,000
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Proceeds from issuance of shares						$ 200,000,000	kr 1,700.0
Shares issued (in shares)				7,764,705	8,607,800	68,736,800	68,736,800
Share price (in USD per share) | kr / shares																kr 25.00
Common Stock [Member] | Subsequent Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of shares						$ 8,000,000	kr 66.8
Shares issued (in shares)						2,673,858	2,673,858
Share price (in USD per share) | kr / shares																kr 25.00
Shares authorized (in shares)						6,873,680	6,873,680
Consideration receivable threshold						$ 20,000,000	kr 171.8
2016 Share Option Scheme [Member]
Class of Stock [Line Items]
Proceeds from issuance of shares | $			$ 252,000
Shares issued for Equity Incentive Plan (in shares)			60,000						60,000
Equity Incentive Plan 2010 [Member]
Class of Stock [Line Items]
Shares issued for Equity Incentive Plan (in shares)	19,954
Scenario, Previously Reported [Member]
Class of Stock [Line Items]
Common stock, value, authorized | $															$ 6,000,000
Common stock, shares, authorized															600,000,000
Share capital, par value (in dollars per share) | $ / shares														$ 0.05	$ 0.01
Hemen Holdings Ltd [Member]
Class of Stock [Line Items]
Number of vessels acquired | vessel									3
Shares issued for consideration (in shares)									5,300,000
Quintana Vessels [Member]
Class of Stock [Line Items]
Number of vessels acquired | vessel									14
Quintana Shipping Ltd [Domain]
Class of Stock [Line Items]
Number of vessels acquired | vessel									14
Shares issued for consideration (in shares)									14,500,000
Quintana Shipping Ltd [Domain] | Quintana Vessels [Member]
Class of Stock [Line Items]
Number of vessels acquired | vessel					14